Capital and reserves, Shares Issued (Details)	1 Months Ended			9 Months Ended
	Jul. 31, 2022 GBP (£) £ / shares shares	Jul. 31, 2022 USD ($)	Apr. 30, 2022 GBP (£) shares	Sep. 30, 2022 GBP (£)	Jul. 31, 2022 $ / shares shares
Issued share [Abstract]
Reduction of capital amount | £				£ 0
Gross proceeds	£ 116,812,000	$ 140,000,000
Offering expenses | £	388,000
Retained earnings [member]
Issued share [Abstract]
Reduction of capital amount | £			£ 261,400,000	£ (261,363,000)
Investors [Member]
Issued share [Abstract]
Gross proceeds	116,812,000	$ 140,000,000
Offering expenses | £	£ 388,000
Ordinary Shares [Member]
Issued share [Abstract]
Shares cancelled (in shares)			23,702,856,974
Number of shares issued (in shares)	3,733,333				3,733,333
Ordinary Shares [Member] | Investors [Member]
Issued share [Abstract]
Share price (in dollars per share) | $ / shares					$ 37.5
ADS [Member]
Issued share [Abstract]
Number of shares issued (in shares)	2,000,000				2,000,000
Par value per share (in pounds per share) | £ / shares	£ 0.002
Non-voting Ordinary Shares [Member]
Issued share [Abstract]
Shares cancelled (in shares)			457,338,326
Number of shares issued (in shares)	1,733,333				1,733,333
Par value per share (in pounds per share) | £ / shares	£ 0.002